Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash on hand	$ 122	$ 134
Balances with banks	63,979	43,633
Short-term deposits	155,689	210,151
Total cash and cash equivalents	$ 219,790	253,918	$ 376,999	$ 235,449
Sociedad Minera Cerro Verde S.A.A.
Cash and cash equivalents
Cash equivalents		494,056	534,925
Balances with banks		15,560	18,839
Total cash and cash equivalents		$ 509,616	$ 553,764